POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
POST RETIREMENT BENEFIT PLAN

NOTE 17 – POST RETIREMENT BENEFIT PLAN

            The Corporation sponsors a defined benefit post-retirement health care plan covering employees who were hired before March 27, 2007.  Under the plan, covered employees may retire at age 60 with 15 years of work experience with the Bank.  ASC Topic 715 requires employers to (i) recognize the overfunded or underfunded status of a single-employer defined benefit post-retirement plan as an asset or liability in its statement of financial position and (ii) recognize changes in that funded status in comprehensive income.  ASC Topic 715 also requires companies to accrue the cost of post-retirement health care and life insurance benefits within the employees’ active service periods.  Eligibility requirements for employees hired prior to March 27, 2007 are as follows:

  25 years of service at any age;

  15 years of service at attained age 60; and

  15 years of service at attained age 55, with a qualifying disability

            Premiums paid by retirees and spouses depend on date of retirement, age and coverage election.  Employees retiring after June 2007, who are at least 60 years old with a minimum of 15 years of service, will pay half of the full monthly premium.  Coverage will cease at age 63.5 for persons who retire with less than 25 years of service.  All persons hired after March 27, 2007 are ineligible for retiree health benefits.

            The following table provides further information about the plan (dollars in thousands):

Obligations and Funded Status
	Post-Retirement Benefits
	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,819	$ 1,924
Service cost	23	22
Interest cost	156	160
Plan participants' contributions	107	102
Actuarial (gain) loss	2,939	(117)
Benefits paid	(472)	(272)
Benefit obligation at end of year	$ 4,572	$ 1,819
Change in plan assets
Fair value of plans assets at beginning of year	$ -	$ -
Actual return on plan assets	-	-
Employer contribution	365	170
Plan participants' contributions	107	102
Benefits paid	(472)	(272)
Fair value of plan assets at end of year	$ -	$ -
Funded status	$ (4,572)	$ (1,819)
Unrecognized net actuarial (gain) loss	(697)	(3,240)
Prepaid (accrued) benefit cost	$ (5,269)	$ (5,059)

The discount rate utilized to determine the benefit obligation was 8% for 2011 and 2010.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (dollars in thousands):

Year	Gross Benefits	Participant Contributions	Company Benefits
2012	$ 366	$ 106	$ 260
2013	393	122	271
2014	453	143	310
2015	479	169	310
2016	507	184	323
2017 and later	3,132	1,294	1,838
	$ 5,330	$ 2,018	$ 3,312

            The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation's past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

	2011	2010
Health care cost trend rate assumed for next year	7.5 - 11%	5.5 - 7%
Rate to which the cost trend rate is assumed
to decline (the ultimate trend rate)	5%	6%
Year that the rate reaches the ultimate trend rate	2018	2013

                  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage-point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on total of service and interest cost	$ 613	$ (519)
Effect on postretirement benefit obligation	61	(64)

SHAREHOLDER INFORMATION

            The 5,330,000 shares of common stock of the Corporation outstanding at December 31, 2011 had an estimated market value of $149.1 million and were held by 2,091 shareholders located primarily in the Corporation’s market area.  A small number of shareholders are not identified individually because some bank nominees, including the Bank's Trust Department, are listed as record owners when, in fact, these holdings represent more than one beneficial owner.  No single shareholder's ownership exceeded 5% at year end.

                 There is no established public trading market for shares of the Corporation’s common stock.  The table below shows the high and low price of the Corporation's common stock taken from reported prices by those buyers and sellers willing to disclose this information.  This table also shows the semi-annual dividend declared per share of common stock, in each of the last two years.  In 2011, the Corporation repurchased 100,000 shares of its common stock in several privately negotiated transactions.

		High	Low	Dividend
2011	First Quarter	$35.00	$30.00	$-
	Second Quarter	32.00	30.00	0.370
	Third Quarter	31.00	30.00	-
	Fourth Quarter	40.00	25.00	0.370

2010	First Quarter	$43.20	$42.30	$-
	Second Quarter	42.30	38.10	0.370
	Third Quarter	38.95	38.10	-
	Fourth Quarter	38.95	31.13	0.370

ADDITIONAL FINANCIAL DATA

            The following table presents consolidated comparative data for the Corporation for the years shown:

COMPARATIVE DATA
(Dollars In Thousands)
	2011	2010	2009	2008	2007

Total Assets	$ 1,017,449	$ 941,709	$ 935,028	$ 911,137	$ 823,046

Average assets	$ 975,312	$ 953,239	$ 922,568	$ 855,278	$ 797,239

Average loans (net)	$ 534,841	$ 564,388	$ 579,998	$ 534,441	$ 484,308

Average deposits	$ 820,250	$ 795,786	$ 760,315	$ 701,428	$ 673,728
Return on
average assets	0.84%	0.76%	0.92%	1.08%	1.08%
Return on
average equity	7.52%	6.60%	7.90%	8.60%	8.36%
Tier 1 capital
to average assets	10.03%	10.39%	10.55%	10.93%	12.22%